Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of December 2007

Collection Period	Dec-07	30/360 Days	30
Distribution Date	15-Jan-08	Actual/360 Days	29

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,036,576,620.92	980,375,084.64	955,326,229.42	0.921617
Total Securities		1,036,576,620.92	980,375,084.64	955,326,229.42	0.921617
Class A-1 Notes	5.26388%	239,000,000.00	182,798,463.72	157,749,608.50	0.660040
Class A-2 Notes	5.13000%	248,000,000.00	248,000,000.00	248,000,000.00	1.000000
Class A-3 Notes	5.03000%	255,000,000.00	255,000,000.00	255,000,000.00	1.000000
Class A-4 Notes	5.16000%	247,930,000.00	247,930,000.00	247,930,000.00	1.000000
Certificates	0.00000%	46,646,620.92	46,646,620.92	46,646,620.92	1.000000

	Principal Payment	Interest Payment	Principal per $1000Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	25,048,855.22	775,129.06	104.8069256	3.2432178
Class A-2 Notes	0.00	1,060,200.00	-	4.2750000
Class A-3 Notes	0.00	1,068,875.00	-	4.1916667
Class A-4 Notes	0.00	1,066,099.00	-	4.3000000
Certificates	0.00	0.00	-	-
Total Securities	25,048,855.22	3,970,303.06

I. COLLECTIONS

Interest:
Interest Collections		3,870,961.43
Repurchased Loan Proceeds Related to Interest		92.60
Total Interest Collections		3,871,054.03

Principal:
Principal Collections		24,950,590.13
Repurchased Loan Proceeds Related to Principal		15,780.57
Total Principal Collections		24,966,370.70

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		142,709.33
Release from the Yield Supplement Account		1,556,869.75
Servicer Advances		0.00

Total Collections		30,537,003.81

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	51,029	980,375,084.64
Total Principal Collections		24,966,370.70
Principal Amount of Gross Losses		82,484.52
	50,652	955,326,229.42

III. DISTRIBUTIONS

Total Collections		30,537,003.81
Reserve Account Draw		0.00
Total Available for Distribution		30,537,003.81

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of December 2007

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	816,979.24
Servicing Fee Paid	816,979.24
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	775,129.06

Class A-1 Notes Monthly Interest Paid	775,129.06
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,060,200.00

Class A-2 Notes Monthly Interest Paid	1,060,200.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,068,875.00

Class A-3 Notes Monthly Interest Paid	1,068,875.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	1,066,099.00

Class A-4 Notes Monthly Interest Paid	1,066,099.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	3,970,303.06
Total Note Monthly Interest Paid	3,970,303.06
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	25,749,721.51

4. Total Monthly Principal Paid on the Notes	25,048,855.22

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	25,048,855.22
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of December 2007

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		700,866.29
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		700,866.29

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		33,982,562.84
Release to Collection Account		1,556,869.75
Ending Yield Supplement Account Balance		32,425,693.09

V. RESERVE ACCOUNT

Initial Reserve Account Amount		5,182,883.10
Required Reserve Account Amount		5,182,883.10
Beginning Reserve Account Balance		5,182,883.10
Ending Reserve Account Balance		5,182,883.10

Required Reserve Account Amount for Next Period		5,182,883.10

VI. POOL STATISTICS

Weighted Average Coupon		4.84%
Weighted Average Remaining Maturity		48.98

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		82,484.52
Pool Balance at Beginning of Collection Period		980,375,084.64
Net Loss Ratio		0.10%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.10%
Average Net Loss Ratio		0.03%

Cumulative Net Losses for all Periods		82,484.52

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,374,125.53	179
61-90 Days Delinquent	567,747.75	28
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	3,941,873.28	207
61+ Days Delinquencies as Percentage of Receivables	0.06%	0.06%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.06%
Average Delinquency Ratio		0.02%

Exhibit 99.1
Nissan Auto Receivables 2007-B
Monthly Servicer's Certificate
for the month of December 2007

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No